FINANCIAL LIABILITIES - Schedule of Outstanding Exchangeable Shares, Class A.2 Shares, Class B Shares, and Class C Shares (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of financial liabilities [line items]
Remeasurement of liability	$ (37)	$ (550)	$ (122)	$ (243)
Exchangeable Shares
Disclosure of financial liabilities [line items]
Beginning balance (in shares)			119,982,167	119,039,120	119,039,120
Share Issuance (in shares)			2,982,920		833,272
Share issuance - BIPC exchangeable LP unit exchanges (in shares)			48,473		155,557
Shares exchanged to units (in shares)			(8,174)		(45,782)
Remeasurement of liability (in shares)			0		0
Ending balance (in shares)	123,005,386		123,005,386		119,982,167
Class A.2 Shares
Disclosure of financial liabilities [line items]
Beginning balance (in shares)			13,012,789	13,012,789	13,012,789
Share Issuance (in shares)			0		0
Share issuance - BIPC exchangeable LP unit exchanges (in shares)			0		0
Shares exchanged to units (in shares)			0		0
Remeasurement of liability (in shares)			0		0
Ending balance (in shares)	13,012,789		13,012,789		13,012,789
Class B Shares
Disclosure of financial liabilities [line items]
Beginning balance (in shares)			3	3	3
Share Issuance (in shares)			0		0
Share issuance - BIPC exchangeable LP unit exchanges (in shares)			0		0
Shares exchanged to units (in shares)			0		0
Remeasurement of liability (in shares)			0		0
Ending balance (in shares)	3		3		3
Class C Shares
Disclosure of financial liabilities [line items]
Beginning balance (in shares)			11,117,660	11,117,660	11,117,660
Share Issuance (in shares)			0		0
Share issuance - BIPC exchangeable LP unit exchanges (in shares)			0		0
Shares exchanged to units (in shares)			0		0
Remeasurement of liability (in shares)			0		0
Ending balance (in shares)	11,117,660		11,117,660		11,117,660
Shares classified as financial liability
Disclosure of financial liabilities [line items]
Beginning balance, financial liability			$ 5,129	$ 4,644	$ 4,644
Share issuance			139		38
Share issuance - BIPC exchangeable LP unit exchanges			2		7
Shares exchanged to units			0		(1)
Remeasurement of liability			122		441
Ending balance, financial liability	$ 5,392		$ 5,392		$ 5,129